11 BORROWINGS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2019
Borrowings financing and debentures [Abstract]
BORROWINGS, FINANCING AND DEBENTURES

11     BORROWINGS, FINANCING AND DEBENTURES

The balances of borrowings, financing and debentures, which are carried at amortized cost, are as follows:

			Consolidated
		Current liabilities		Non-current liabilities
		12/31/2019	12/31/2018	12/31/2019	12/31/2018

Debt agreements in the international market
Variable interest in:
US$
Prepayment		1,769,975	1,016,737	2,563,928	3,830,240
Fixed interest in:
US$
Bonds, Perpetual Bonds and ACC	(1)	2,047,032	2,490,178	10,177,517	8,613,491
EUR
Others		223,204	181,056	147,241	106,535
		4,040,211	3,687,971	12,888,686	12,550,266

Debt agreements in Brazil
Securities with variable interest in:
R$
BNDES/FINAME, Debentures, NCE and CCB	(2)	1,086,985	1,890,450	10,049,783	10,710,678
Securities with fixed interest in:
R$
Intercompany		25,038
Prepayment			103,376
		1,112,023	1,993,826	10,049,783	10,710,678
Total Borrowings and Financing		5,152,234	5,681,797	22,938,469	23,260,944
Transaction Costs and Issue Premiums		(26,391)	(28,358)	(97,276)	(87,309)
Total Borrowings and Financing + Transaction Costs		5,125,843	5,653,439	22,841,193	23,173,635

(1)     In April 2019, the Company issued debt securities in the foreign market ("Bonds"), through its subsidiary CSN Resources S.A., in the amount of US$ 1 billion, being US$ 400 million with maturity in February 2023 and US$600 million with maturity in April 2026, both with interest of 7.625% per annum. Between April and May 2019, a tender offer ("Tender Offer") of the Notes was issued by CSN Islands XI Corp. and CSN Resources S.A., subsidiaries of the Company, having repurchased US$ 1 billion in bonds with maturity in 2019 and 2020. In July 2019, the Company issued thought to its subsidiary CSN Resources, debt securities in the foreign market (“Bonds”), in the amount of US$ 175million, with maturity in February 2023 and interest of 7.625% per annum and made the final payment of the debt in the foreign market (“Notes”), issued by the company CSN Islands XI Corp in September 2019 in the amount of US$ 142 million.

(2)     In January 2019, the Company issued debt securities in the domestic market (“Debentures”), in the amount of R$ 1,950 million, with maturity in 2023 and interest of 126,8% of CDI.

The following table shows the average interest rate:

	Consolidated
		12/31/2019
	Average interest rate (*)	Total debt
US$	6.66%	16,558,452
R$	5.71%	11,161,806
EUR	2.20%	370,445
		28,090,703

(*) In order to determine the average interest rates for debt contracts with floating rates, the Company used the rates applied as of December 31, 2019.

11.a) Maturities of borrowings, financing and debentures presented in non-current liabilities

As of December 31, 2019, the breakdown of principal plus interest of long-term liabilities as borrowings, financing and debentures by maturity date is presented as follows:

				Consolidated
				12/31/2019
				Principal
	Bank loans	Capital markets	Development agencies	Total
2021	2,884,003	636,667	55,636	3,576,306
2022	2,700,341	556,666	54,836	3,311,843
2023	2,945,897	4,378,398	53,957	7,378,252
2024	1,575,437		64,746	1,640,183
2025			68,595	68,595
After 2025		2,418,420	514,170	2,932,590
Perpetual bonds		4,030,700		4,030,700
	10,105,678	12,020,851	811,940	22,938,469

11.b) Amortization and borrowings raised, financing and debentures

The table below presents the funding raised and amortizations during the year:

	Consolidated
	12/31/2019	12/31/2018
Opening balance	28,827,074	29,510,844
Raised (1)	10,149,381	2,154,471
Payment of principal	(11,775,093)	(5,019,978)
Payment of charges	(2,039,112)	(2,141,710)
Provision of charges (Note 24)	1,996,305	2,009,688
Consolidation of CBSI as of November 30, 2019	19,722
Disposal of LLC		(10,544)
Others (2)	788,759	2,324,303
Closing balance	27,967,036	28,827,074

(1) Of the funding raised in the consolidated in 2019, R$100,661 (R$ 10,792 on December 31,2018) was raised to purchase fixed assets – see note 29.

(2) Includes unrealized exchange and monetary variations.

 In 2019, the Group obtained and amortized loans as shown below:

•       Funding raised and amortizations:

Consolidated

12/31/2019

Nature	Raised	Amortization of principal	Amortization of charges
Prepayment	805,288	(1,596,711)	(319,257)
Bonds, Perpetual bonds, ACC and Facility	6,616,544	(5,959,029)	(882,007)
BNDES/FINAME, Debentures, NCE and CCB	2,727,549	(4,219,353)	(837,848)
	10,149,381	(11,775,093)	(2,039,112)

·       Covenants

The Company's loan agreements establish the fulfillment of certain non-financial obligations, as well as maintenance of certain parameters and performance indicators, such as disclosure of its audited financial statements according to regulatory deadlines or payment of commission on risk assumption, if the certain financial indicators reaches the levels in those agreements. The Company is in compliance with the financial and non-financial obligations (covenants) of its current contracts. On December 31, 2019, the Company has provisioned R$10,531 in the Consolidated (R$ 38,134 as of December 31, 2018) for risk assumption.